Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

A complaint against us, dated September 26, 2019, has been filed by Foley Shechter Ablovatskiy (“Foley Shechter”), our former counsel, seeking $151,031.50 in legal fees, in addition to interest and costs of suit. The Company believes these claims to be unfounded and is vigorously defending itself. To that end, on November 20, 2019 the Company filed a motion to dismiss certain counts of the complaint, with prejudice. That motion remains pending with the Supreme Court of the State of New York, County of New York. Oral argument is scheduled for November 5, 2020. Upon resolution of the motion, the Company shall file an answer, together with affirmative defences and counterclaims. The counterclaims shall include, without limitation, malpractice claims, arising out of Foley Shechter’s grossly negligent mishandling of certain transactions and excessive billing related thereto. Certain amounts related to this claim are included in accounts payable and accrued expenses in the accompanying Financial Statements. If our motion to dismiss is granted, our potential liability would be reduced to $51,031.51 plus interest and attorney’s fees.

Regal Consulting, LLC (“Regal”) initiated litigation against the Company in Clark County District Court, Nevada. Regal is demanding approximately $400,000 and 60,000 shares of the Company’s common stock as payment for services that Regal purports to have performed.  Regal additionally claims that $106,500 remains due on a Convertible Note executed by the Company in May of 2017 (the “2017 Note”), and asserts that it is owed in excess of $100,000 in penalties in connection with the Company’s refusal to honor certain Conversion Notices. The Company filed an Answer and Counterclaim, denying liability and alleging that Regal procured by fraud the Company’s execution of various consulting agreements and additionally failed to provide the consulting services contemplated by said agreements.

The discovery process is ongoing.  In addition, the parties have agreed to mediate their dispute and are in the process of selecting a mediator and scheduling their mediation.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company’s parent U.S. entity is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the Accrued expenses and other payable figure in the consolidated balance sheet. The Company recorded the penalties for all three years during the year ended June 30, 2018 and is negotiating a payment plan. The Company is current on all subsequent filings.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “University”) whereby the Company and the University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property while agreeing to pay royalties of 2% of net revenues to the University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Operating Leases

On May 5, 2016, the Company entered into a new five-year operating lease agreement with a Horizon Pty Ltd., a related party, of which Mr. Nathanielsz, our CEO, CFO and a director, and his wife are owners and directors, with monthly rent currently at $3,606 AUD or $2,431 USD, inclusive of GST (See Note 10 – Related Party Transactions). The initial rental amount was $3,000 AUD subject to a 3% yearly escalation. In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. On July 1, 2019, upon adoption of ASC Topic 842, the Company recorded right-of-use assets $48,662 and total lease liabilities of $48,662 based on an incremental borrowing rate of 6%.

ROU is summarized below:

June 30, 2020
Office lease ROU	$48,662
Less accumulated reduction	(26,980)
Balance of ROU asset as of June 30, 2020	$21,682

Operating lease liability related to the ROU asset is summarized below:

June 30, 2020
Office lease liability	$48,662
Reduction of lease liability	(23,590)
Total	$25,072

Future Minimum lease payments under non-cancelable operating lease at June 30, 2020 are as follows:

Fiscal Year 2021	$25,700
Imputed interest	(628)
Total operating lease liability	$25,072

Amatsigroup Agreement

The Company entered into a Manufacturing Services Agreement (the “MSA”) and Quality Assurance Agreement (the “QAA”), each with an effective date of August 12, 2016, with Amatsigroup NV (“Amatsigroup”), formerly known as Q-Biologicals, NV, a contract manufacturing organization located in Belgium. Pursuant to the MSA, Amatsigroup produces certain drug substances and products containing certain enzymes for the Company at its facility in Belgium. The Company uses these substances and products for development purposes, including but not limited to future clinical trials. The MSA contemplates payment to Amatsigroup pursuant to a pre-determined fee schedule based on the completion of certain milestones that depend on our manufacturing requirements and final batch yield. The Company anticipates that its payments to Amatsigroup under the MSA will range between $2.5 million and $5.0 million over three years, when the finished drug product is manufactured and released for clinical trials. The Company has spent a total of $1,689,146 of costs to date under this contract of which $49,854 was expensed in fiscal 2019, $701,973 in fiscal 2018 and $937,319 in fiscal 2017. The MSA expired in 2019 and may be extended by mutual agreement in writing with a possible extension currently under consideration. The Company can terminate the MSA early for any reason upon the required notice period, however, in such event, the pre-payment paid upon signing the MSA is considered non-refundable. Each party to the MSA shall have the right to terminate the MSA by written notice to the other party if the other party commits a material breach of the MSA (subject to a 30-day cure period). The QAA sets forth the parties’ respective obligations and responsibilities relating to the manufacturing and testing of the products under the MSA. The agreements with Amatsigroup contain certain customary representations, warranties and limitations of liabilities, and confidentiality and indemnity obligations. The MSA expired in 2019 and may be extended by mutual agreement in writing with a possible extension currently under consideration.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company, which agreement will be extended. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. The Company paid 31,754 Euros ($36,117 USD) in 2019 and has accrued 15,410 Euros ($17,331 USD) in the year ended June 30,2020. Additionally, in exchange for full ownership of the intellectual property the Company agreed to pay royalties of 2% of net revenues to the University.